Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the financial performance of the Company.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (6) (millions) ($)
					Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (5) ($)		Direct Vessel Profit (7) (millions) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	3,758,334	597,286	2,148,713	496,085	242	173	(78.1)	74.1
2023	3,253,217	5,015,116	1,903,231	2,746,633	465	189	(9.3)	119.9
2022	2,755,582	5,568,170	1,518,054	2,779,848	338	189	(71.7)	45.3
2021	2,602,774	2,132,673	1,370,007	1,161,032	125	119	33.1	43.5

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Gellert (our Chief Executive Officer (PEO)) for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gellert, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gellert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gellert’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)

2024	3,758,334	(2,544,534)	(616,514)	597,286

2023	3,253,217	(1,890,017)	3,651,916	5,015,116

2022	2,755,582	(1,544,907)	4,357,495	5,568,170

2021	2,602,774	(1,696,974)	1,226,873	2,132,673

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. There were no “Option Awards” granted in respect of the applicable years.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2024	1,168,438	(1,719,684)	—	(65,269)	—	—	(616,514)

2023	2,287,569	1,162,270	—	220,957	(18,880)	—	3,651,916

2022	2,466,623	1,519,469	—	371,404	—	—	4,357,495

2021	963,641	37,725	—	225,507	—	—	1,226,873

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gellert) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts for each of 2021, 2022, 2023 and 2024 were Jesús Llorca, Andrew H. Everett II and Gregory Rossmiller.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gellert), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gellert) for each year to determine the “compensation actually paid,” using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,148,713	(1,366,580)	(286,048)	496,085

2023	1,903,231	(1,015,031)	1,858,433	2,746,633

2022	1,518,054	(749,046)	2,010,839	2,779,848

2021	1,370,007	(725,207)	516,232	1,161,032

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2024	627,521	(882,758)	—	(30,811)	—	—	(286,048)

2023	1,228,536	537,073	—	100,558	(7,733)	—	1,858,433

2022	1,195,936	652,639	—	162,264	—	—	2,010,839

2021	411,815	19,061	—	85,356	—	—	516,232

(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The “measurement period” is the period beginning at the measurement point established by the market close on the last trading day before fiscal year 2021, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. For purposes of calculating peer group total shareholder return, the peer group used is the PHLX Oil Service Sector Index.

(6)	The dollar amounts reported represent the amount of net income (loss) as reported in the Company’s audited financial statements for the applicable year.

(7)
The dollar amounts reported represent the amount of Direct Vessel Profit as reported in the Company’s audited financial statements for the applicable year. Direct Vessel Profit is a non-GAAP
financial measure. For additional information on Direct Vessel Profit, see Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Company’s 2024 Annual Report on Form
10-K
filed with the SEC on February 26, 2025.

Company Selected Measure Name	Direct Vessel Profit
Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts for each of 2021, 2022, 2023 and 2024 were Jesús Llorca, Andrew H. Everett II and Gregory Rossmiller.
Peer Group Issuers, Footnote	Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The “measurement period” is the period beginning at the measurement point established by the market close on the last trading day before fiscal year 2021, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. For purposes of calculating peer group total shareholder return, the peer group used is the PHLX Oil Service Sector Index.
PEO Total Compensation Amount	$ 3,758,334	$ 3,253,217	$ 2,755,582	$ 2,602,774
PEO Actually Paid Compensation Amount	$ 597,286	5,015,116	5,568,170	2,132,673
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Gellert, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gellert during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gellert’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)

2024	3,758,334	(2,544,534)	(616,514)	597,286

2023	3,253,217	(1,890,017)	3,651,916	5,015,116

2022	2,755,582	(1,544,907)	4,357,495	5,568,170

2021	2,602,774	(1,696,974)	1,226,873	2,132,673

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. There were no “Option Awards” granted in respect of the applicable years.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2024	1,168,438	(1,719,684)	—	(65,269)	—	—	(616,514)

2023	2,287,569	1,162,270	—	220,957	(18,880)	—	3,651,916

2022	2,466,623	1,519,469	—	371,404	—	—	4,357,495

2021	963,641	37,725	—	225,507	—	—	1,226,873

Non-PEO NEO Average Total Compensation Amount	$ 2,148,713	1,903,231	1,518,054	1,370,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 496,085	2,746,633	2,779,848	1,161,032
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gellert), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Gellert) for each year to determine the “compensation actually paid,” using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,148,713	(1,366,580)	(286,048)	496,085

2023	1,903,231	(1,015,031)	1,858,433	2,746,633

2022	1,518,054	(749,046)	2,010,839	2,779,848

2021	1,370,007	(725,207)	516,232	1,161,032

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2024	627,521	(882,758)	—	(30,811)	—	—	(286,048)

2023	1,228,536	537,073	—	100,558	(7,733)	—	1,858,433

2022	1,195,936	652,639	—	162,264	—	—	2,010,839

2021	411,815	19,061	—	85,356	—	—	516,232

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Cumulative SMHI and Peer Group Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Direct Vessel Profit
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Cumulative SMHI and Peer Group Total Shareholder Return (“TSR”)
Tabular List, Table
Financial Performance Measures.
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	share price

•	direct vessel profit

•	cash flow from operations

Total Shareholder Return Amount	$ 242	465	338	125
Peer Group Total Shareholder Return Amount	173	189	189	119
Net Income (Loss)	$ (78,100,000)	$ (9,300,000)	$ (71,700,000)	$ 33,100,000
Company Selected Measure Amount	74,100,000	119,900,000	45,300,000	43,500,000
PEO Name	Mr. Gellert
Measure:: 1
Pay vs Performance Disclosure
Name	share price
Measure:: 2
Pay vs Performance Disclosure
Name	direct vessel profit
Non-GAAP Measure Description	The dollar amounts reported represent the amount of Direct Vessel Profit as reported in the Company’s audited financial statements for the applicable year. Direct Vessel Profit is a non-GAAP
financial measure. For additional information on Direct Vessel Profit, see Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Company’s 2024 Annual Report on Form
10-K
	filed with the SEC on February 26, 2025.
Measure:: 3
Pay vs Performance Disclosure
Name	cash flow from operations
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (616,514)	$ 3,651,916	$ 4,357,495	$ 1,226,873
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,168,438	2,287,569	2,466,623	963,641
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,719,684)	1,162,270	1,519,469	37,725
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,269)	220,957	371,404	225,507
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,880)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,544,534)	(1,890,017)	(1,544,907)	(1,696,974)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,048)	1,858,433	2,010,839	516,232
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,521	1,228,536	1,195,936	411,815
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,758)	537,073	652,639	19,061
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,811)	100,558	162,264	85,356
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,733)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,366,580)	$ (1,015,031)	$ (749,046)	$ (725,207)